AXA PREMIER VIP TRUST

SUPPLEMENT DATED APRIL 1, 2014 TO THE PROSPECTUS DATED MAY 1, 2013, AS SUPPLEMENTED, AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2013, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus dated May 1, 2013, as supplemented, and Statement of Additional Information (“SAI”) dated May 1, 2013, and as supplemented on October 7, 2013 and as further supplemented, of AXA Premier VIP Trust (“Trust”). You may obtain an additional copy of the Prospectus or SAI, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com. You should read this Supplement in connection with the Prospectus and SAI and retain it for future reference.

The purpose of this Supplement is to provide you with information regarding a portfolio manager change for the Multimanager Large Cap Core Equity Portfolio (“Portfolio”).

*****

Effective as of April 1, 2014, Ed Maran of Thornburg Investment Management, Inc. will no longer serve as a portfolio manager to the Portfolio.

As such, effective April 1, 2014, the following information replaces in its entirety the information under the section “Who Manages the Portfolio – Sub-adviser: Thornburg Investment Management, Inc – Portfolio Managers” of the Prospectus:

Portfolio Managers:     The members of the team that are jointly and primarily responsible for the management of a portion of the Active Allocated Portions of the Portfolio are:

Name	Title	Date Began Managing a Portion of the Portfolio
Connor Browne, CFA	Portfolio Manager and Managing Director	December 2001
Robert MacDonald, CFA	Portfolio Manager	April 2014

*****

The following information hereby replaces in its entirety the information regarding Thornburg Investment Management, Inc. under the section entitled “More Information About the Manager and the Sub-Advisers – Multimanager Large Cap Core Equity Portfolio” of the Prospectus:

Portfolio Managers

Connor Browne, CFA

Robert MacDonald, CFA

*****

The first and third sentences of the paragraph in the section entitled “More Information About the Manager and the Sub-Advisers – Multimanager Large Cap Core Equity Portfolio – Business Experience” are hereby deleted and replaced with the following:

Connor Browne and Robert MacDonald are primarily responsible for day-to-day management of the Allocated Portion of the Portfolio.

Robert MacDonald, CFA, joined Thornburg in 2007 as an Equity Analyst and was promoted to Associate-Portfolio Manager in 2010 and has had portfolio management responsibilities since that time.

*****

Effective April 1, 2014, the information regarding Ed Maran contained in the section entitled “Appendix B – Portfolio Manager Information - Multimanager Large Cap Core Equity Portfolio” of the SAI is hereby deleted in its entirety.